Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Significant Accounting Judgments, Estimates and Assumptions	Significant Accounting Judgments, Estimates and Assumptions

The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, the accompanying disclosures and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Significant accounting judgement as well as key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. We based our assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Revenue from Contracts with Customers

We applied the following judgments, estimates and assumptions that significantly affect the determination of the amount and timing of revenue from contracts with customers:

Identification and Determination of Performance Obligations

We generate revenues from collaboration and license agreements, which contain multiple elements, including licenses to use, research, develop, manufacture and commercialize candidates and products, research and development services as well as obligations to develop and manufacture preclinical and clinical material and products. We determined that those collaboration and license agreements qualify as contracts with customers. At inception of each agreement, we apply judgment when determining which promises represent distinct performance obligations. If promises are not distinct, they are combined until the bundle of promised goods and services is distinct. For some agreements, this results in accounting for goods and services promised in a collaboration and license agreement as a single performance obligation with a single measure of progress. For these combined performance obligations, we assess which of these promises is the predominant promise to determine the nature of the performance obligation. When licenses are granted, we determined that the grant of the license is the predominant promise within the combined performance obligations. It is assessed that we grant our customers a right to access or a right to use our intellectual property due to the collaboration and license agreements.

Measurement of the Transaction Price

Our collaboration and license agreements often include variable considerations, which are contingent on the occurrence or non-occurrence of a future event (i.e., reaching a certain milestone). When determining deferred revenues of a collaboration and license agreement, we need to estimate the amount of consideration to which we will be entitled in exchange for transferring the promised goods or services to our customers.

As there are usually only two possible outcomes (i.e., milestone is reached or not), we have assessed that the method of the most likely amount is the best method to predict the amount of consideration to which we will be entitled. At contract inception, the most likely amount for milestone payments is estimated to be zero. We have assessed that the likelihood of achieving the respective milestone decreases depending on how far the expected date of achieving the milestone lies in the future. At each reporting date, we use judgment to determine when to include variable consideration in the transaction price, such that it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with respect to the variable consideration is subsequently resolved. We have concluded that future milestone payments are fully constrained at the end of the current fiscal year.

Future milestone payments would become unconstrained at the satisfaction of the milestone event, specifically a development event, a regulatory approval or achievement of a sales milestone.

Allocation of the Transaction Price to Performance Obligations and Revenue Recognition as Performance Obligations are Satisfied

We allocate the transaction price to performance obligations based on their relative standalone selling prices, which are generally based on our best estimates and interpretations of facts and circumstances of each contractual agreement and may require significant judgment to determine appropriate allocation.

Upfront payments and reimbursement for expenses are initially deferred on our consolidated statements of financial position. We assessed that no significant financing component exists within our collaboration agreements since the overall business purpose of advanced payments is to support the payment structure other than to provide a significant benefit of financing. For performance obligations in which the costs vary based on progress, an input-based measure considering cost incurred depicts most reliably the progress of the related research activities. In other cases, revenue recognition on a straight-line basis may most reliably depict our performance toward complete satisfaction. If the contractual activities progress, the achievement of development milestones will be used to measure the progress toward complete satisfaction. We evaluate the measure of progress each reporting period and, if necessary, adjust the measure of performance and related revenue recognition. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and net loss in the period of adjustment.

Upon successfully commercializing a pharmaceutical product, the collaboration and license agreements also provide for additional profit-sharing or tiered royalties earned when customers recognize net sales of licensed products as well as sales milestone payments. Revenue is recognized based on the sales-based or usage-based royalty exemption; i.e. when, or as, the underlying sales occur, which is when the performance obligation has been satisfied.

Principal-Agent Considerations

Collaboration agreements that involve two or more partners who contribute to the provision of a specific good or service to a customer are assessed in terms of principal-agent considerations. Under our current collaboration agreements, the allocation of marketing and distribution rights defines territories in which the collaboration partner acts as a principal respectively. We recognize revenue net based on the collaboration partners’ gross profit in territories where the partner is responsible for supply and on a gross basis when directly supplying our customers in our territories when control has been transferred. Amounts paid to collaboration partners for their share of our profits earned where we are the principal in the transaction are recorded as cost of sales.

Pfizer Agreement Characteristics

With respect to our collaboration with Pfizer, commercial revenue is recognized based on our collaboration partners’ gross profit from COVID-19 vaccine sales, which is shared under the respective collaboration agreement. In determining commercial revenue pursuant to this collaboration agreement, we are reliant on our collaboration partner for detail regarding its gross profit for the period at hand. Certain of the information which our collaboration partner provides us with to identify the gross profit are, by necessity, preliminary and subject to change. This is mainly due to the fact that our partner’s financial reporting cycle differs from ours. Pfizer’s subsidiaries outside the United States have a fiscal year-end of November 30; hence the Pfizer Quarter is equal to the Calendar Quarter with respect to the U.S. territory but is deferred by one month with respect to the territories outside the United States. This implies that the details on sales are required by us in advance of Pfizer closing the respective reporting periods. As a result, our determination of our share of such gross profit especially for this last month of the calendar cycle needs to be estimated for the purposes of recognizing revenues and is subject to the risk that amounts reported might vary from actual amounts reported once our collaboration partner’s final financial results are available.

Pfizer’s gross profit shares are calculated based on sales and include consideration of transfer prices. The latter includes manufacturing and shipping costs, which represent standard prices and include mark-ups on manufacturing costs as specified by the terms of the agreement. Manufacturing and shipping cost variances were considered as far as those have been identified. Nevertheless, those input parameters may be adjusted once actual costs are determined. The sales as reported by Pfizer for the Pfizer quarter, as well as sales preliminary reported for last month of the calendar quarter and territories outside the United States have been used to estimate license obligations in terms of royalties and sales milestones. Sales milestones and royalties are recognized as they are earned by the partners. Sales milestones are shared equally, while royalty payments are shared on the basis of revenue in the territories for which the partners are responsible. The estimated royalty fees applied to net sales reflect the license obligations to the extent currently identified from third party contractual arrangements. Changes in estimates are accounted for prospectively, when determined.

These estimated figures are likely to change prospectively in future periods as we receive final data from Pfizer. Those changes in our share of the collaboration partner’s gross profit will be recognized prospectively as changes to our commercial revenues. To the extent that Pfizer does not provide such preliminary information in the future, our provisional sales figures for territories outside of the United States will be subject to a greater level of estimation and judgment.

Historically, adjustments to these estimates to reflect actual results or updated expectations, have not been material to our overall business. The adjustment to the estimated amounts as of December 31, 2020, which was recorded during the three months ended March 31, 2021 was 5% of revenues and the extent of the adjustments decreased throughout the year ended December 31, 2021 (i.e., adjustments were between 1% and 3% of revenues with respect to the first three quarters during 2021).

Pfizer’s determination of manufacturing and shipping costs also affects the transfer prices that have been charged to COVID-19 vaccine supplies that it manufactures and supplies to us and may be subject to adjustment whenever manufacturing and shipping cost variances are identified. Likewise, our own cost of sales and the respective gross profit share owed to our partner may be adjusted prospectively, when changes are determined.

For the carrying amounts of the revenue recognition-related contract balances, see Note 6.

Research and Development Expenses

The nature of our business and primary focus of our activities, including development of our platforms and manufacturing technologies, generate a significant amount of research and development expenses. Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset if, and only if, the capitalization criteria are met. We have entered into agreements under which third parties grant licenses to us. If those licenses grant access to technologies, both parties jointly perform research or development activities and both are exposed to significant risks and rewards of the activities, costs incurred with the agreements are not treated differently from costs related to own product candidates. If the agreements grant us rights to use certain patents and technologies that meet the definition of an identifiable assets, they are treated as acquired intangible assets. Due to the inherent risk of failure in pharmaceutical development and the uncertainty of approval, management has determined that these criteria are not met before regulatory approval is achieved. The related expenditure is reflected in the consolidated statements of profit or loss in the period in which the expenditure is incurred. Sales-based milestone or royalty payments incurred under license agreements relating to self-developed intangibles after the approval date of the respective pharmaceutical product are recognized as expenses as incurred. Prior to initial regulatory approval, costs relating to production of pre-launch products are expensed as research and development expenses in the period incurred. If pre-launch products are sold, the respective product gross margin may be higher compared to the expected recurring margin as the underlying costs will not be included in cost of sales.

Business Combinations

The allocation of the purchase price for business acquisitions to the identifiable assets acquired and liabilities assumed based on their respective fair values, requires use of accounting estimates and judgment. Acquired intangible assets are valued using valuation models such as the Multi Period Excess Earnings Method under which fair values are derived from future net cash flows, which are discounted to the acquisition date using an appropriate discount factor. We have estimated fair values of assets acquired, liabilities assumed and contingent considerations based on reasonable assumptions. We continue to collect information and reevaluate these provisional estimates and assumptions in accordance with IFRS 3. Any adjustments to these provisional estimates and assumptions are recorded against goodwill provided they arise within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of profit or loss.

For further disclosures relating to business combinations, see Note 5.

Share-Based Payments

Determining the fair value of share-based payment transactions requires the most appropriate valuation for the specific program, which depends on the underlying terms and conditions. We used valuation models like a binomial or Monte-Carlo simulation model for the measurement of the cash- and equity-settled transactions’ fair value considering certain assumption relating to, e.g., the volatility of stock price, the determination of an appropriate risk-free interest rate, expected dividends and the probability of reaching a minimum hurdle to exercise the relevant options. For awards which were granted prior to the initial public offering, at a time where no quoted market prices existed, the valuation model assumptions included the option’s underlying share price. For awards which were granted post the initial public offering, the grant date’s share prices on the Nasdaq Global Select Market were included in the valuation.

For further disclosures relating to share-based payments, see Note 17.

Embedded Derivatives

Defining the fair value of the embedded derivative which was bifurcated from the convertible note, as host contract, requires significant judgment. We used the Cox-Rubinstein binomial tree model when determining the fair value of the conversion right, the embedded derivative which was bifurcated from the convertible note, as host contract. The primary inputs used in the model include stock price volatility, credit spreads, risk-free interest rate and foreign exchange forward rates. Stock price volatility is based on our implied volatility, credit risk is model implied and adjusted for movement in credit spreads for B-rated corporates at each valuation date, the risk-free interest rate is based on currency specific time congruent IBOR and swap rates whereas the foreign exchange forward rates are based on observable market data.

For further disclosures relating to financial instruments, see Note 12.

Income Taxes

We are subject to income taxes in more than one tax jurisdictions. Due to the increasing complexity of tax laws and the corresponding uncertainty regarding the legal interpretation by the fiscal authorities, tax calculations are generally subject to an elevated amount of uncertainty. To the extent necessary, possible tax risks are taken into account in form of provisions.

We do not recognize or impair deferred tax assets when it is unlikely that a corresponding amount of future taxable profit will be available against which the deductible temporary differences, tax loss carry forwards and tax credits can be utilized. When determining whether sufficient future taxable profit will be available against which the deductible temporary differences, tax loss carry forwards and tax credits can be utilized, significant management judgment is required. This includes management’s assessment on the character and amounts of taxable future profits, the periods in which those profits are expected to occur, and the availability of tax planning opportunities. As a matter of policy, convincing evidence supporting the recognition of deferred tax assets is required if an entity has suffered a loss in either the current or the preceding periods.

As of December 31, 2021, our management continued to determine that deferred tax assets on tax losses carried forward that relate to subsidiaries which have a loss making history cannot be recognized. This includes the assessment that those subsidiaries neither have any taxable temporary difference nor any tax planning opportunities available that could support the recognition of deferred tax assets.

For further disclosures relating to deferred taxes, see Note 8.